Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Total	$ (22,667)	$ 19,127
UNITED STATES
Total	956	(309)
INDIA
Total	(8,175)	3,095
CAYMAN ISLANDS
Total	3,745	13,330
UNITED ARAB EMIRATES
Total	(1,064)	(25)
SINGAPORE
Total	(18,701)	2,957
MEXICO
Total	$ 572	$ 79